UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	4/30/11

FORM N-CSR

Item 1.                        Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm
28	Important Tax Information
29	Board Members Information
31	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Fund covers the 12-month period ended April 30, 2011. During the reporting period, the fund’s Administrative Advantage shares produced a yield of 0.13%, Participant Advantage shares produced a yield of 0.00%, Institutional Advantage shares produced a yield of 0.20% and Investor Advantage shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced effective yields1 of 0.13%, 0.00%, 0.20% and 0.00%, respectively.2

Despite mounting evidence of economic recovery, yields of short-term money market instruments remained anchored near zero percent by a historically low federal funds rate.

Monetary Policy Unchanged Despite Stronger Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained in a range between 0% and 0.25%. However, the U.S. and global economic outlooks took a turn for the worse in the spring of 2010 when a sovereign debt crisis in Europe rattled investors, U.S. industrial production moderated and private-sector job growth remained anemic. In fact, U.S. GDP expanded at an annualized rate of only 1.7% during the second quarter of 2010.

Economic data released over the summer appeared to confirm a tenuous domestic recovery as employment and housing data showed few signs of improvement. U.S. GDP growth increased to a still-sluggish 2.6% annualized rate in the third quarter of 2010.

In response to the tepid rebound, the Federal Reserve Board (the “Fed”) announced in September that it would embark on a second round of quantitative easing of monetary policy through the purchase of $600 million of U.S.Treasury securities. Investors and analysts responded positively to this sign that the Fed was committed to preventing the onset of a double-dip recession, and the recovery seemed to gain more momentum.

Indeed, October brought better economic news, as the private sector added 159,000 jobs. Economic data remained encouraging in November, except for one critical measure: the unemployment rate climbed to 9.8%. Yet, the manufacturing and service sectors continued to improve, and even the housing market posted better sales data. December continued to show signs of progress, including better data from the labor market as new unemployment claims declined and the unemployment rate eased to 9.4%. The manufacturing sector expanded for the 17th consecutive month, and the holiday season was a relatively healthy one for retailers, bolstering the services sector. It was later announced that U.S. GDP accelerated to a 3.1% annualized growth rate during the fourth quarter.

January 2011 brought more good news, with existing home sales climbing to its highest level since May 2010.Amid these signs of more robust growth, food and fuel prices rose sharply, signaling a potential increase in inflationary pressures. Investors’ concerns intensified again in February, when political unrest in the Middle East caused energy prices to surge sharply higher, potentially threatening the reinvigorated economic recovery. Nonetheless, U.S. manufacturing activity reached its highest level in seven years during February, and the unemployment rate fell to 8.9%.

The global economy took another hit in March, when Japan suffered a devastating earthquake, tsunami and nuclear disaster. Nonetheless, higher energy prices and the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate dropped to 8.8%, its lowest reading in two years.

Economic headwinds seemed to intensify in April, when it was estimated that the U.S. economy grew at a surprisingly anemic 1.8% annualized rate during the first quarter of 2011. Slowdowns in consumer and government spending appeared to be the main factors behind deceleration of economic growth.A sharp rise in energy prices also dampened U.S. GDP and contributed to renewed inflation fears. However, other parts of the economy continued to fare well, as evidenced by another monthly increase in domestic manufacturing activity.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

The low federal funds rate kept money market yields near zero percent, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Recent inflationary pressures and the expected end of the Fed’s quantitative easing program could cause investors to anticipate higher short-term interest rates in the months ahead, and we are hopeful that money market yields will respond to a more constructive market environment. In the meantime, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

Patricia A. Larkin
Senior Portfolio Manager
May 16, 2011
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Participant Advantage shares and
Investor Advantage shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .79	$ 1.14	$ 1.64	$ 1.64
Ending value (after expenses)	$1,000.90	$1,000.50	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .80	$ 1.15	$ 1.66	$ 1.66
Ending value (after expenses)	$1,024.00	$1,023.65	$1,023.16	$1,023.16

† Expenses are equal to the fund’s annualized expense ratio of .16% for Institutional Advantage, .23% for
Administrative Advantage, .33% for Investor Advantage and .33% for Participant Advantage, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

April 30, 2011

	Principal
Negotiable Bank Certificates of Deposit—44.5%	Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.25%—0.26%, 6/24/11—6/28/11	750,000,000		749,998,126
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.29%—0.40%, 5/31/11—7/11/11	1,265,000,000		1,265,000,000
Barclays Bank
0.62%—0.78%, 5/9/11—5/26/11	1,250,000,000	[a]	1,250,000,000
BNP Paribas (Yankee)
0.54%—0.56%, 8/5/11—9/9/11	1,330,000,000		1,330,000,000
Citibank N.A. (Yankee)
0.26%, 5/24/11	250,000,000		250,000,000
Credit Agricole CIB (Yankee)
0.43%—0.55%, 8/5/11—10/28/11	1,800,000,000		1,800,000,000
Credit Industriel et Commercial (Yankee)
0.47%—0.50%, 10/7/11—11/2/11	1,300,000,000		1,300,000,000
Deutsche Bank AG
0.35%, 5/2/11	1,000,000,000 [a]		1,000,000,000
DZ Bank AG (Yankee)
0.38%, 6/7/11	400,000,000		400,000,000
Fortis Bank SA/NV (Yankee)
0.31%—0.45%, 8/1/11—9/7/11	400,000,000		400,000,000
ING Bank (London)
0.32%, 5/9/11—5/23/11	930,000,000		930,000,000
Lloyds TSB Bank (Yankee)
0.42%, 10/20/11	150,000,000		150,000,000
Mitsubishi Trust and Banking Corp. (Yankee)
0.31%, 5/10/11—5/12/11	200,000,000		200,000,000
Mizuho Corporate Bank (Yankee)
0.30%, 5/9/11	465,000,000		465,000,000
Natixis (Yankee)
0.45%, 5/9/11	500,000,000		500,000,000
Natixis New York (Yankee)
0.55%, 10/3/11	1,400,000,000		1,400,000,000
Royal Bank of Canada
0.29%, 5/2/11	400,000,000 [a]		400,000,000
Royal Bank of Scotland PLC (Yankee)
0.47%—0.51%, 7/11/11—8/18/11	1,100,000,000		1,100,000,000
Societe Generale (Yankee)
0.55%, 8/12/11	500,000,000		500,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.25%, 5/5/11—5/18/11	1,000,000,000	[b]	1,000,000,000

	Principal
Negotiable Bank Certificates of Deposit (continued)	Amount ($)	Value ($)
UBS (Yankee)
0.26%—0.43%, 6/30/11—8/12/11	1,700,000,000	1,700,000,000
Westpac Banking Corp.
0.33%, 5/16/11	250,000,000 [a,b]	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $18,339,998,126)	18,339,998,126

Commercial Paper—8.5%
Bank of Nova Scotia
0.26%, 6/21/11	300,000,000	299,891,625
Barclays U.S. Funding
0.10%, 5/2/11	400,000,000	399,998,889
Commonwealth Bank of Australia
0.26%, 6/21/11	150,000,000 [b]	149,944,750
Deutsche Bank Financial LLC
0.31%, 6/14/11	140,000,000	139,946,956
General Electric Capital Corp.
0.30%, 9/7/11	375,000,000	374,596,875
General Electric Capital Services Inc.
0.30%, 9/6/11	125,000,000	124,866,667
ING (US) Funding LLC
0.31%, 5/4/11	500,000,000	499,987,083
Nationwide Building Society
0.37%, 7/22/11	100,000,000 [b]	99,915,722
NRW Bank
0.28%—0.30%, 5/24/11—6/13/11	850,000,000 [b]	849,787,111
Societe Generale N.A. Inc.
0.40%—0.53%, 5/5/11—9/8/11	305,000,000	304,883,625
Svenska Handelsbanken Inc.,
0.27%, 6/27/11	250,000,000	249,895,104
Total Commercial Paper
(cost $3,493,714,407)		3,493,714,407

Asset-Backed Commercial Paper—6.0%
Argento Variable Funding Ltd.
0.47%, 8/22/11	550,000,000 [b]	549,197,229
Atlantis One Funding Corp.
0.32%, 5/9/11	500,000,000 [b]	499,964,445

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)	Value ($)
Cancara Asset Securitization
0.45%, 9/6/11	200,000,000 [b]	199,680,000
CHARTA
0.28%, 6/2/11	75,000,000 [b]	74,981,333
CIESCO LLC
0.38%, 8/22/11	153,000,000 [b]	152,817,505
CRC Funding
0.28%, 6/2/11	100,000,000 [b]	99,975,111
Gemini Securitization Corp., LLC
0.08%, 5/2/11	700,000,000 [b]	699,998,445
Grampian Funding LLC
0.46%, 9/6/11	200,000,000 [b]	199,672,889
Total Asset-Backed Commercial Paper
(cost $2,476,286,957)		2,476,286,957

Corporate Note—1.2%
Credit Suisse
0.55%, 5/19/11
(cost $500,000,000)	500,000,000 [a]	500,000,000

Time Deposits—22.0%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.08%, 5/2/11	500,000,000	500,000,000
Commerzbank (Grand Cayman)
0.09%, 5/2/11	1,700,000,000	1,700,000,000
DnB NOR Bank ASA (Grand Cayman)
0.10%, 5/2/11	1,700,000,000	1,700,000,000
KBC Bank (Grand Cayman)
0.09%, 5/2/11	368,000,000	368,000,000
Nordea Bank Finland (Grand Cayman)
0.09%, 5/2/11	1,700,000,000	1,700,000,000
Northern Trust Co. (Grand Cayman)
0.08%, 5/2/11	1,600,000,000	1,600,000,000
Societe Generale (Grand Cayman)
0.10%, 5/2/11	700,000,000	700,000,000
Swedbank (ForeningsSparbanken AB) (Grand Cayman)
0.10%, 5/2/11	800,000,000	800,000,000
Total Time Deposits
(cost $9,068,000,000)		9,068,000,000

	Principal
U.S. Government Agencies—9.9%	Amount ($)	Value ($)
Federal Home Loan Bank
0.27%-0.30%, 5/2/11-8/19/11	1,100,000,000	[a] 1,099,739,928
Federal Home Loan Mortgage Corp.
0.16%-0.31%, 5/2/11-8/29/11	1,531,712,000	[a,c] 1,530,992,370
Federal National Mortgage Association
0.10%-0.31%, 5/2/11-5/23/11	1,200,000,000 [a,c] 1,199,874,819
Straight-A Funding LLC
0.19%-0.24%, 6/10/11-7/14/11	250,000,000	[b] 249,920,944
Total U.S. Government Agencies
(cost $4,080,528,061)		4,080,528,061

Repurchase Agreements—8.1%
Barclays Capital, Inc.
0.03%-0.22%, dated 4/29/11, due 5/2/11 in the
amount of $1,546,010,198 (fully collateralized by
$552,354,610 Corporate Bonds, 0%-5.42%, due
2/26/36-12/20/54, value $412,000,000 and
$1,195,150,000 U.S. Treasury Notes, 0.63%-1.88%,
due 6/30/12-9/30/17, value $1,168,920,038)	1,546,000,000	1,546,000,000
Credit Agricole Securities (USA) Inc.
0.06%, dated 4/29/11, due 5/2/11 in the amount of
$600,003,000 (fully collateralized by $109,699,300
U.S. Treasury Inflation Protected Securities, 3.38%,
due 4/15/32, value $180,598,638 and $426,612,300
U.S. Treasury Notes, 1.38%, due 4/15/12,
value $431,401,431)	600,000,000	600,000,000
Credit Suisse Securities LLC
0.03%, dated 4/29/11, due 5/2/11 in the amount of
$200,000,500 (fully collateralized by $420,717,000
U.S. Treasury Strips, due 8/15/22-2/15/31,
value $204,001,813)	200,000,000	200,000,000
Deutsche Bank Securities Inc.
0.03%, dated 4/29/11, due 5/2/11 in the
amount of $200,000,500 (fully collateralized
by $69,124,000 Federal Farm Credit Bank,
1.40%-2.52%, due 4/7/14-11/24/17,
value $68,273,188, $78,085,000 Federal Home
Loan Bank, 0%-3%, due 7/20/11-3/18/20,
value $77,359,028 and $57,648,000 Federal
Home Loan Mortgage Corp., 2.10%-2.13%,
due 3/23/12-1/26/15, value $58,368,122)	200,000,000	200,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
HSBC USA Inc.
0.22%, dated 4/29/11, due 5/2/11 in the amount of
$100,001,833 (fully collateralized by $99,449,000
Corporate Bonds, 0%-9.50%, due 5/15/11-5/15/31,
value $105,002,122)	100,000,000	100,000,000
RBC Capital Markets
0.03%, dated 4/29/11, due 5/2/11 in the
amount of $100,000,250 (fully collateralized by
$32,485,000 Federal Home Loan Bank, 0%-3%,
due 5/29/12-4/20/26, value $31,444,556,
$13,585,000 Federal Home Loan Mortgage Corp.,
1%-3.50%, due 12/2/15-4/21/21, value
$13,560,429, $57,115,000 Federal National
Mortgage Association, 1%-4.25%,
due 10/28/15-1/28/26, value $56,974,018
and $65,000 International Bank for
Reconstruction and Development, 0%,
due 3/11/31, value $23,520)	100,000,000	100,000,000
Societe Generale
0.03%, dated 4/29/11, due 5/2/11 in the
amount of $200,000,500 (fully collateralized
by $118,830,000 Federal Home Loan Bank,
1%-2%, due 8/22/14-4/27/16, value
$118,372,457, $191,326,214 Federal
Home Loan Mortgage Corp., 4.50%-6.95%,
due 1/15/13-9/15/39, value $59,033,383,
$195,572,835 Federal National Mortgage
Association, 5%-6.90%, due 5/25/34-12/25/39,
value $15,326,241 and $95,108,274
Government National Mortgage Association,
4.50%-6.56%, due 1/20/36-12/20/39,
value $11,267,919)	200,000,000	200,000,000
TD Securities (USA) LLC
0.04%, dated 4/29/11, due 5/2/11 in the amount of
$150,000,500 (fully collateralized by $83,897,500
U.S. Treasury Inflation Protected Securities,
3.63%-3.88%, due 4/15/28-4/15/29,
value $153,000,130)	150,000,000	150,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
UBS Securities LLC
0.03%-0.04%, dated 4/29/11, due 5/2/11 in the amount
of $250,000,792 (fully collateralized by $26,767,000
Federal Farm Credit Bank, 0%-0.26%, due 4/12/12-4/17/13,
value $26,764,678, $41,790,000 Federal Home Loan Bank,
0%-2.05%, due 2/28/12-11/23/20, value $41,541,555,
$18,000,000 Federal Home Loan Mortgage Corp., 0%,
due 1/11/12-11/24/25, value $16,801,160, $19,900,000
Federal National Mortgage Association, 0%-0.40%,
due 2/1/13-11/15/24, value $14,063,947, $123,528,000
Resolution Funding Corp., 0%, due 4/15/15-1/15/22,
value $95,274,497, $1,000,000 Student Loan Marketing
Association, 0%, due 10/3/22, value $584,520,
$12,222,000 Tennessee Valley Authority, 0%,
due 7/15/19, value $8,970,092 and $50,785,200
U.S. Treasury Notes, 0.88%, due 5/31/11,
value $51,000,060)	250,000,000	250,000,000
Total Repurchase Agreements
(cost $3,346,000,000)		3,346,000,000

Total Investments (cost $41,304,527,551)	100.2%	41,304,527,551

Liabilities, Less Cash and Receivables	(.2%)	(97,198,041)

Net Assets	100.0%	41,207,329,510

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2011, these securities amounted to $5,075,855,484 or 12.3% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	75.0	Asset-Backed/Banking	1.7
U.S. Government Agencies	9.9	Finance	1.2
Repurchase Agreements	8.1
Asset-Backed/Multi-Seller Programs	4.3		100.2

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	41,304,527,551	41,304,527,551
Interest receivable		12,408,377
Prepaid expenses		364,180
		41,317,300,108
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		5,614,830
Cash overdraft due to Custodian		2,204,880
Payable for shares of Beneficial Interest redeemed		101,997,392
Accrued expenses		153,496
		109,970,598
Net Assets ($)		41,207,329,510
Composition of Net Assets ($):
Paid-in capital		41,207,066,923
Accumulated net realized gain (loss) on investments		262,587
Net Assets ($)		41,207,329,510

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		40,170,075,119
Shares Outstanding		40,169,820,062
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		752,388,764
Shares Outstanding		752,383,344
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		21,488,319
Shares Outstanding		21,488,159
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		263,377,308
Shares Outstanding		263,375,358
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended April 30, 2011

Investment Income ($):
Interest Income	132,754,557
Expenses:
Management fee—Note 2(a)	52,249,752
Administration fee—Note 2(b)	3,889,322
Distribution fees—Note 2(c)	1,775,784
Custodian fees—Note 2(c)	1,161,524
Trustees’ fees and expenses—Note 2(d)	220,878
Professional fees	175,867
Registration fees	99,697
Shareholder servicing costs—Note 2(c)	30,819
Prospectus and shareholders’ reports	24,210
Miscellaneous	423,398
Total Expenses	60,051,251
Less—reduction in expenses due to undertaking—Note 2(a)	(614,175)
Less—reduction in management fee due to undertaking—Note 2(a)	(597,206)
Less—reduction in fees due to earnings credits—Note 2(c)	(1,350)
Net Expenses	58,838,520
Investment Income—Net	73,916,037
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	262,587
Net Increase in Net Assets Resulting from Operations	74,178,624

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2011	2010
Operations ($):
Investment income—net	73,916,037	98,407,089
Net realized gain on investments	262,587	1,149,767
Net Increase (Decrease) in Net Assets
Resulting from Operations	74,178,624	99,556,856
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(73,006,075)	(96,226,856)
Administrative Advantage Shares	(920,219)	(1,891,815)
Investor Advantage Shares	(948)	(128,329)
Participant Advantage Shares	(244)	(160,089)
Total Dividends	(73,927,486)	(98,407,089)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	264,368,570,394	274,652,235,035
Administrative Advantage Shares	2,542,074,968	3,440,106,997
Investor Advantage Shares	88,322,290	939,591,593
Participant Advantage Shares	745,461,949	655,285,004
Dividends reinvested:
Institutional Advantage Shares	30,219,753	44,290,461
Administrative Advantage Shares	78,909	937,270
Investor Advantage Shares	624	90,395
Participant Advantage Shares	189	100,510
Cost of shares redeemed:
Institutional Advantage Shares	(252,407,261,458)	(280,616,752,697)
Administrative Advantage Shares	(2,504,716,273)	(3,274,028,307)
Investor Advantage Shares	(90,994,912)	(1,046,978,404)
Participant Advantage Shares	(771,482,928)	(742,190,264)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	12,000,273,505	(5,947,312,407)
Total Increase (Decrease) in Net Assets	12,000,524,643	(5,946,162,640)
Net Assets ($):
Beginning of Period	29,206,804,867	35,152,967,507
End of Period	41,207,329,510	29,206,804,867

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Institutional			Year Ended April 30,
Advantage Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.003	.020	.047	.052
Distributions:
Dividends from
investment income—net	(.002)	(.003)	(.020)	(.047)	(.052)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.20	.27	2.02	4.81	5.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.16	.16	.18	.15	.15
Ratio of net expenses
to average net assets	.15	.16	.17	.13	.13
Ratio of net investment income
to average net assets	.20	.27	2.11	4.54	5.20
Net Assets, end of period
($ x 1,000)	40,170,075	28,178,302	34,097,420	40,106,370	19,632,738

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Administrative Advantage Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.019	.046	.051
Distributions:
Dividends from investment income—net	(.001)	(.002)	(.019)	(.046)	(.051)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.13	.19	1.95	4.73	5.24
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23	.23	.25	.22	.22
Ratio of net expenses
to average net assets	.22	.23	.24	.20	.20
Ratio of net investment income
to average net assets	.13	.19	2.03	4.63	5.13
Net Assets, end of period ($ x 1,000)	752,389	714,946	547,902	778,735	935,179

See notes to financial statements.

		Year Ended April 30,
Investor Advantage Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.017	.045	.049
Distributions:
Dividends from investment income—net	(.000)[a]	(.001)	(.017)	(.045)	(.049)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.08	1.76	4.55	5.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.41	.42	.43	.40	.40
Ratio of net expenses
to average net assets	.35	.39	.42	.38	.38
Ratio of net investment income
to average net assets	.00[b]	.13	1.88	4.36	4.97
Net Assets, end of period ($ x 1,000)	21,488	24,160	131,450	133,758	116,407

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Participant Advantage Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.016	.043	.048
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.016)	(.043)	(.048)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.05	1.65	4.40	4.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56	.56	.59	.55	.55
Ratio of net expenses
to average net assets	.36	.39	.55	.51	.53
Ratio of net investment income
to average net assets	.00[b]	.05	1.47	3.99	4.82
Net Assets, end of period ($ x 1,000)	263,377	289,396	376,195	155,088	12,011

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Manager also serves as administrator for the fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	41,304,527,551
Level 3—Significant Unobservable Inputs	—
Total	41,304,527,551

†	See Statement of Investments for additional detailed categorizations.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2011 and April 30, 2010 were all ordinary income.

During the period ended April 30, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $11,449 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Effective August 1, 2010, pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly. Prior to August 1, 2010, the management fee was computed at the annual rate of .10% of the value of the fund’s average daily net assets and had been payable monthly. Prior to August 1, 2010, the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

Manager had agreed to pay the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations fluctuate daily, are voluntary and not contractual and may be terminated at any time. In addition, Participant Advantage Shares have an expense limit of .51%, which is still in effect. The reduction in expenses, pursuant to the undertakings, amounted to $12,320 for Investor Advantage shares and $601,855 for Participant Advantage shares during the period ended April 30, 2011.

From May 1, 2010 through July 31, 2010, the Manager limited certain fund operating expenses or assumed all or a part of the expenses of the fund.These expense limitations and waivers were voluntary, not contractual, and could be terminated at any time. As of August 1, 2010, these expense limitations terminated and the funds began to absorb all their expenses. The reduction in management fee, pursuant to the undertaking, amounted to $581,358 for Institutional Advantage shares, $11,167 for Administrative Advantage shares, $352 for Investor Advantage shares and $4,329 for Participant Advantage shares.

At a meeting held on June 24, 2010, the shareholders approved a proposal, to amend the fund’s management agreement so that certain operating expenses, formerly borne by Dreyfus under the prior unitary fee structure, would be borne by the fund.

(b) Prior to August 1, 2010, as compensation for the Manager’s services under the Administration Agreement, the Company had agreed to pay the Manager a monthly administration fee at the annual rate of .05% of the value of the fund’s average daily net assets. This Administration Agreement was terminated.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2011, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $487,978, $60,039 and $1,227,767, respectively, pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $7,019 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $815 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $55.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $1,161,524 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,295.

During the period ended April 30, 2011, the fund was charged $6,327 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $4,958,798, Rule 12b-1 distribution plan fees $131,411, custodian fees $576,060, chief compliance officer fees $2,481 and transfer agency per account fees $915, which are offset against an expense reimbursement currently in effect in the amount of $54,835.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Plan of Reorganization:

On February 17, 2011, the Board of Trustees approved the merger of Dreyfus Institutional Cash Advantage Plus Fund (the “Acquired Fund”) and the fund in a tax-free reorganization.The merger occurred at the close of business on June 7, 2011, at which time, the fund acquired all of the Acquired Fund’s assets in exchange for shares of the fund having an aggregate value equal to the net assets of the Acquired Fund and the assumption of the stated liabilities of the Acquired Fund by the fund. Such fund shares were distributed pro rata to shareholders of the Acquired Fund so that each shareholder received a number of shares of the fund equal to the aggregate net asset value of the shareholder’s Acquired Fund shares.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Cash Advantage Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Fund (one of the series comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Fund at April 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2011

The Fund 27

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 88.61% of ordinary income dividends paid during the fiscal year ended April 30, 2011 as qualifying “interest related dividends.”

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (67)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 170
———————
Clifford L. Alexander, Jr. (77)
Board Member (2002)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
No. of Portfolios for which Board Member Serves: 46
———————
David W. Burke (75)
Board Member (2003)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 84
———————
Whitney I. Gerard (76)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 26

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Nathan Leventhal (68)
Board Member (2009)
Principal Occupation During Past 5Years:
• Commissioner, NYC Planning Commission (March 2007-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 44
———————
George L. Perry (77)
Board Member (2003)
Principal Occupation During Past 5Years:
• Economist and Senior Fellow at Brookings Institution
No. of Portfolios for which Board Member Serves: 26
———————
Benaree Pratt Wiley (64)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 70
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 31

OFFICERS OF THE FUND (Unaudited) (continued)

The Fund 33

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Cash Advantage Plus Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Plus Fund covers the 12-month period ended April 30, 2011. During the reporting period, the fund’s Administrative Advantage shares produced a yield of 0.06%, Participant Advantage shares produced a yield of 0.00%, Institutional Advantage shares produced a yield of 0.13% and Investor Advantage shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced effective yields1 of 0.06%, 0.00%, 0.13% and 0.00%, respectively.2

Despite mounting evidence of economic recovery, yields of short-term money market instruments remained anchored near zero percent by a historically low federal funds rate.

Monetary Policy Unchanged Despite Stronger Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained in a range between 0% and 0.25%. However, the U.S. and global economic outlooks took a turn for the worse in the spring of 2010 when a sovereign debt crisis in Europe rattled investors, U.S. industrial production moderated and private-sector job growth remained anemic. In fact, U.S. GDP expanded at an annualized rate of only 1.7% during the second quarter of 2010.

Economic data released over the summer appeared to confirm a tenuous domestic recovery as employment and housing data showed few signs of improvement. U.S. GDP growth increased to a still-sluggish 2.6% annualized rate in the third quarter of 2010.

In response to the tepid rebound, the Federal Reserve Board (the “Fed”) announced in September that it would embark on a second round of quantitative easing of monetary policy through the purchase of $600 million of U.S. Treasury securities. Investors and analysts responded positively to this sign that the Fed was committed to preventing the onset of a double-dip recession, and the recovery seemed to gain more momentum.

2

Indeed, October brought better economic news, as the private sector added 159,000 jobs. Economic data remained encouraging in November, except for one critical measure: the unemployment rate climbed to 9.8%.Yet, the manufacturing and service sectors continued to improve, and even the housing market posted better sales data. December continued to show signs of progress, including better data from the labor market as new unemployment claims declined and the unemployment rate eased to 9.4%.The manufacturing sector expanded for the 17th consecutive month, and the holiday season was a relatively healthy one for retailers, bolstering the services sector. It was later announced that U.S. GDP accelerated to a 3.1% annualized growth rate during the fourth quarter.

January 2011 brought more good news, with existing home sales climbing to its highest level since May 2010.Amid these signs of more robust growth, food and fuel prices rose sharply, signaling a potential increase in inflationary pressures. Investors’ concerns intensified again in February, when political unrest in the Middle East caused energy prices to surge sharply higher, potentially threatening the reinvigorated economic recovery. Nonetheless, U.S. manufacturing activity reached its highest level in seven years during February, and the unemployment rate fell to 8.9%.

The global economy took another hit in March, when Japan suffered a devastating earthquake, tsunami and nuclear disaster. Nonetheless, higher energy prices and the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate dropped to 8.8%, its lowest reading in two years.

Economic headwinds seemed to intensify in April, when it was estimated that the U.S. economy grew at a surprisingly anemic 1.8% annualized rate during the first quarter of 2011. Slowdowns in consumer and government spending appeared to be the main factors behind deceleration of economic growth. A sharp rise in energy prices also dampened U.S. GDP and contributed to renewed inflation fears. However, other parts of the economy continued to fare well, as evidenced by another monthly increase in domestic manufacturing activity.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

The low federal funds rate kept money market yields near zero percent, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was shorter than industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Recent inflationary pressures and the expected end of the Fed’s quantitative easing program could cause investors to anticipate higher short-term interest rates in the months ahead, and we are hopeful that money market yields will respond to a more constructive market environment. In the meantime, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

Patricia A. Larkin
Senior Portfolio Manager
May 16, 2011
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Participant Advantage shares and
Investor Advantage shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Plus Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .94	$ 2.28	$ 1.39	$ 1.39
Ending value (after expenses)	$1,000.40	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .95	$ 2.31	$ 1.40	$ 1.40
Ending value (after expenses)	$1,023.85	$1,022.51	$1,023.41	$1,023.41

† Expenses are equal to the fund’s annualized expense ratio of .19% for Institutional Advantage, .46% for
Administrative Advantage, .28% for Investor Advantage and .28% for Participant Advantage, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

April 30, 2011

	Principal
Negotiable Bank Certificates of Deposit—29.1%	Amount ($)	Value ($)
ING Bank (London)
0.32%, 5/23/11	25,000,000	25,000,000
Lloyds TSB Bank (Yankee)
0.16%, 5/18/11	25,000,000	25,000,000
Mizuho Corporate Bank (Yankee)
0.30%, 5/9/11	20,000,000	20,000,000
Royal Bank of Scotland PLC (Yankee)
0.51%, 8/18/11	25,000,000	25,000,000
Sumitomo Trust and Banking Co. (Yankee)
0.29%, 5/6/11	25,000,000	25,000,000
UBS (Yankee)
0.43%, 8/12/11	20,000,000	20,000,000
Union Bank
0.30%, 5/9/11	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $165,000,000)		165,000,000

Commercial Paper—28.2%
Bank of Nova Scotia
0.26%, 6/15/11	20,000,000	19,993,500
Commonwealth Bank of Australia
0.26%, 6/20/11	25,000,000 [a]	24,990,972
Credit Agricole NA
0.25%, 7/21/11	20,000,000	19,988,750
Fortis Funding LLC
0.31%, 8/1/11	25,000,000 [a]	24,980,195
NRW Bank
0.27%, 6/13/11	20,000,000 [a]	19,993,550
Skandinaviska Enskilda Banken
0.19%, 5/18/11	25,000,000 [a]	24,997,816

6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)
Societe Generale N.A. Inc.
0.37%, 5/3/11	25,000,000	24,999,486
Total Commercial Paper
(cost $159,944,269)		159,944,269

Asset-Backed Commercial Paper—14.2%
Chariot Funding LLC
0.25%, 6/20/11	15,370,000 [a]	15,364,663
Govco
0.30%, 5/6/11	20,000,000 [a]	19,999,167
Old Line Funding LLC
0.25%, 6/24/11	20,000,000 [a]	19,992,500
Salisbury Receivables Company LLC
0.18%, 5/5/11	25,000,000 [a]	24,999,500
Total Asset-Backed Commercial Paper
(cost $80,355,830)		80,355,830

Time Deposits—14.1%
DnB NOR Bank ASA (Grand Cayman)
0.10%, 5/2/11	20,000,000	20,000,000
KBC Bank (Grand Cayman)
0.09%, 5/2/11	20,000,000	20,000,000
Manufacturers & Traders Trust
Company (Grand Cayman)
0.05%, 5/2/11	20,000,000	20,000,000
Svenska Handelsbanken (Grand Cayman)
0.10%, 5/2/11	20,000,000	20,000,000
Total Time Deposits
(cost $80,000,000)		80,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements—14.3%	Amount ($)	Value ($)
Barclays Capital, Inc.
0.03%, dated 4/29/11, due 5/2/11 in the
amount of $61,000,153 (fully collateralized
by $62,270,100 U.S. Treasury Bills,
due 10/27/11-3/8/12, value $62,220,040)	61,000,000	61,000,000
HSBC USA Inc.
0.22%, dated 4/29/11, due 5/2/11 in the
amount of $20,000,367 (fully collateralized
by $20,495,000 Corporate Bonds, 2%,
due 2/4/13, value $21,001,181)	20,000,000	20,000,000
Total Repurchase Agreements
(cost $81,000,000)		81,000,000

Total Investments (cost $566,300,099)	99.9%	566,300,099

Cash and Receivables (Net)	.1%	454,617

Net Assets	100.0%	566,754,716

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2011, these securities amounted to $175,318,363 or 30.9% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	71.4	Asset-Backed/Banking	3.5
Repurchase Agreements	14.3
Asset-Backed/Multi-Seller Programs	10.7		99.9

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $81,000,000)—Note 1(b)	566,300,099	566,300,099
Cash		592,115
Interest receivable		101,395
Prepaid expenses		53,831
		567,047,440
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		200,131
Accrued expenses		92,593
		292,724
Net Assets ($)		566,754,716
Composition of Net Assets ($):
Paid-in capital		566,746,580
Accumulated net realized gain (loss) on investments		8,136
Net Assets ($)		566,754,716

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		566,640,305
Shares Outstanding		566,632,169
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		54,895
Shares Outstanding		54,895
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		29,917
Shares Outstanding		29,917
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		29,599
Shares Outstanding		29,599
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Year Ended April 30, 2011

Investment Income ($):
Interest Income	3,092,119
Expenses:
Management fee—Note 2(a)	1,258,897
Administration fee—Note 2(b)	170,528
Custodian fees—Note 2(c)	87,229
Registration fees	60,871
Professional fees	52,220
Trustees’ fees and expenses—Note 2(d)	17,726
Prospectus and shareholders’ reports	17,440
Distribution fees—Note 2(c)	2,005
Shareholder servicing costs—Note 2(c)	1,630
Miscellaneous	85,933
Total Expenses	1,754,479
Less—reduction in expenses due to undertaking—Note 2(a)	(858)
Less—reduction in management fee due to undertaking—Note 2(a)	(86,270)
Less—reduction in fees due to earnings credits—Note 2(c)	(1,701)
Net Expenses	1,665,650
Investment Income—Net	1,426,469
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	9,907
Net Increase in Net Assets Resulting from Operations	1,436,376

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2011	2010
Operations ($):
Investment income—net	1,426,469	7,206,929
Net realized gain (loss) on investments	9,907	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,436,376	7,206,929
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(1,426,421)	(7,205,428)
Administrative Advantage Shares	(46)	(117)
Investor Advantage Shares	(2)	(1,378)
Participant Advantage Shares	—	(6)
Total Dividends	(1,426,469)	(7,206,929)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	4,952,621,573	9,728,253,934
Administrative Advantage Shares	25,682	25,015
Investor Advantage Shares	—	3,140,718
Dividends reinvested:
Institutional Advantage Shares	62,179	364,353
Administrative Advantage Shares	46	116
Investor Advantage Shares	2	1,378
Participant Advantage Shares	—	6
Cost of shares redeemed:
Institutional Advantage Shares	(6,243,897,276)	(10,716,526,810)
Administrative Advantage Shares	(45,150)	(25,776)
Investor Advantage Shares	(3,140,720)	(2,185,691)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,294,373,664)	(986,952,757)
Total Increase (Decrease) in Net Assets	(1,294,363,757)	(986,952,757)
Net Assets ($):
Beginning of Period	1,861,118,473	2,848,071,230
End of Period	566,754,716	1,861,118,473

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended April 30,
Institutional Advantage Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.019	.046	.052
Distributions:
Dividends from
investment income—net	(.001)	(.002)	(.019)	(.046)	(.052)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.14	.24	1.93	4.74	5.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.18	.17	.18	.15	.15
Ratio of net expenses
to average net assets	.17	.17	.17	.13	.13
Ratio of net investment income
to average net assets	.15	.26	2.12	4.48	5.19
Net Assets, end of period
($ x 1,000)	566,640	1,857,844	2,845,752	4,249,274	2,140,560

See notes to financial statements.

12

		Year Ended April 30,
Administrative Advantage Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.018	.046	.051
Distributions:
Dividends from investment income—net	(.001)	(.002)	(.018)	(.046)	(.051)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06	.18	1.86	4.67	5.24
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.48	.24	.23	.22	.22
Ratio of net expenses
to average net assets	.37	.24	.21	.20	.20
Ratio of net investment income
to average net assets	.06	.17	2.45	4.71	5.06
Net Assets, end of period ($ x 1,000)	55	74	75	3,566	5,602

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Investor Advantage Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.017	.044	.048
Distributions:
Dividends from investment income—net	(.000)[a]	(.001)	(.017)	(.044)	(.048)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.06	1.68	4.48	5.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.43	.42	.46	.40	.40
Ratio of net expenses
to average net assets	.32	.36	.46	.38	.38
Ratio of net investment income
to average net assets	.00[b]	.07	.46	4.46	4.74
Net Assets, end of period ($ x 1,000)	30	3,171	2,214	29	28

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

14

		Year Ended April 30,
Participant Advantage Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.015	.042	.048
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.015)	(.042)	(.048)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.02	1.53	4.32	4.89
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66	.57	.56	.55	.55
Ratio of net expenses
to average net assets	.34	.39	.55	.53	.53
Ratio of net investment income
to average net assets	.00[b]	.02	2.06	4.23	4.78
Net Assets, end of period ($ x 1,000)	30	30	30	29	28

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Manager also serves as administrator for the fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 29,917 Investor Advantage shares and 29,599 Participant Advantage shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

16

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	566,300,099
Level 3—Significant Unobservable Inputs	—
Total	566,300,099

†	See Statement of Investments for additional detailed categorizations.

18

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2011 the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2011 and April 30, 2010 were all ordinary income.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Effective August 1, 2010, pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly. Prior to August 1, 2010, the management fee was computed at the annual rate of .10% of the value of the fund’s average daily net assets and had been payable monthly. Prior to August 1, 2010, the Manager had agreed to pay the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time.The reduction in expenses, pursuant to the undertaking,

20

amounted to $27 for Administrative Advantage shares, $741 for Investor Advantage shares and $90 for Participant Advantage shares during the period ended April 30, 2011.

From May 1, 2010 through July 31, 2010, the Manager limited certain fund operating expenses or assumed all or a part of the expenses of the fund.These expense limitations and waivers were voluntary, not contractual, and could be terminated at any time. As of August 1, 2010, these expense limitations terminated and the funds began to absorb all their expenses. The reduction in management fee, pursuant to the undertaking, amounted to $86,169 for Institutional Advantage shares, $57 for Administrative Advantage shares, $42 for Investor Advantage shares and $2 for Participant Advantage shares.

At a meeting held on June 24, 2010, the shareholders approved a proposal, to amend the fund’s management agreement so that certain operating expenses, formerly borne by Dreyfus under the prior unitary fee structure, would be borne by the fund.

(b) Prior to August 1, 2010, as compensation for the Manager’s services under the Administration Agreement, the Company had agreed to pay the Manager a monthly administration fee at the annual rate of .05% of the value of the fund’s average daily net assets. This Administration Agreement was terminated.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2011, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $54, $1,833 and $118, respectively, pursuant to the Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $542 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $51 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $3.

22

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $87,229 pursuant to the custody agreement.These fees were partially offset by earnings credits of $1,698.

During the period ended April 30, 2011, the fund was charged $6,327 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $80,077, Rule 12b-1 distribution plan fees $19, custodian fees $43,011, chief compliance officer fees $2,481, transfer agency per account fees $54 and prepaid expenses incurred by Dreyfus on behalf of the fund during the period the fund was under a unitary fee structure $74,525, which are offset against an expense reimbursement currently in effect in the amount of $36.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Plan of Reorganization:

On February 17, 2011, the Board of Trustees approved the merger of the fund and Dreyfus Institutional Cash Advantage Fund.The merger occurred on the close of business on June 7, 2011. On the date of the merger, which is a tax-free reorganization, the fund exchanged all of its assets at net asset value, subject to liabilities, for an equivalent value of shares of Dreyfus Institutional Cash Advantage Fund. Such shares were distributed pro rata to shareholders of the fund so that each shareholder received a number of shares of Dreyfus Institutional Cash Advantage Fund equal to the aggregate net asset value of the shareholder’s fund shares.

The Fund 23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Institutional Cash Advantage Plus Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Plus Fund (one of the series comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Plus Fund at April 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2011

24

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 90.94% of ordinary income dividends paid during the fiscal year ended April 30, 2011 as qualifying “interest related dividends.”

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (67)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 170
———————
Clifford L. Alexander, Jr. (77)
Board Member (2002)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
No. of Portfolios for which Board Member Serves: 46
———————
David W. Burke (75)
Board Member (2003)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 84
———————
Whitney I. Gerard (76)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 26

26

Nathan Leventhal (68)
Board Member (2009)
Principal Occupation During Past 5Years:
• Commissioner, NYC Planning Commission (March 2007-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 44
———————
George L. Perry (77)
Board Member (2003)
Principal Occupation During Past 5Years:
• Economist and Senior Fellow at Brookings Institution
No. of Portfolios for which Board Member Serves: 26
———————
Benaree Pratt Wiley (64)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 70
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

The Fund 27

OFFICERS OF THE FUND (Unaudited)

28

The Fund 29

OFFICERS OF THE FUND (Unaudited) (continued)

30

NOTES

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $41,840 in 2010 and $60,624 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,764 in 2010 and $12,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,227 in 2010 and $22,148 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2010 and $10,377 in 2011. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $27,572,994 in 2010 and $21,309,173 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	June 13, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)